Geographic and Business Segment Information	12 Months Ended
Dec. 31, 2010
Geographic and Business Segment Information

16. Geographic and Business Segment Information

We consider each one of our hotels to be an operating segment, none of which meets the threshold for a reportable segment. We also allocate resources and assess operating performance based on individual hotels. All of our other real estate investment activities (primarily our office buildings) are immaterial and meet the aggregation criteria, and thus, we report one segment: hotel ownership. As of December 31, 2010, our foreign operations consist of four properties located in Canada, two properties located in Chile, one property located in Brazil, one property located in Mexico and one property located in the United Kingdom. There were no intersegment sales during the periods presented. The following table presents revenues and long-lived assets for each of the geographical areas in which we operate (in millions):

	2010		2009		2008
	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net
United States	$4,244	$10,095	$3,997	$10,013	$4,930	$10,541
Brazil	8	48	—	—	—	—
Canada	109	131	96	135	119	123
Chile	29	56	25	53	32	45
Mexico	21	29	17	30	27	30
United Kingdom	17	155	—	—	—	—

Total	$4,428	$10,514	$4,135	$10,231	$5,108	$10,739